Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.0%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	874	$ 2,058

International Equity Funds - 32.3%
Transamerica Emerging Markets Opportunities (C)	5,711,720	67,626,764
Transamerica International Equity (C)	7,226,363	155,511,325
Transamerica International Growth (C)	11,942,236	118,944,671
Transamerica International Small Cap Value (C)	1,671,718	27,182,133
Transamerica International Stock (C)	2,332,379	27,078,924

		396,343,817

U.S. Alternative Fund - 1.2%
Transamerica Event Driven (C)	1,352,080	15,062,174

U.S. Equity Funds - 61.0%
Transamerica Capital Growth (C)	5,955,830	147,645,017
Transamerica Large Cap Value (C)	16,805,080	224,851,975
Transamerica Mid Cap Growth (C)	709,086	10,551,205
Transamerica Mid Cap Value (C)	3,071,371	38,760,704
Transamerica Mid Cap Value Opportunities (C)	657,891	9,473,630

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Cap Growth (C)	1,594,601	$ 14,973,305
Transamerica Small Cap Value (C)	1,173,182	14,770,365
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	5,111	3,587
Transamerica Sustainable Equity Income (C)	7,689,421	70,742,677
Transamerica US Growth (C)	6,649,032	215,428,639

		747,201,104

U.S. Mixed Allocation Fund - 3.5%
Transamerica Energy Infrastructure (C)	6,598,432	42,361,930

Total Investment Companies (Cost $839,096,053)		1,200,971,083

Total Investments (Cost $839,096,053)		1,200,971,083
Net Other Assets (Liabilities) - 2.0%		24,920,580

Net Assets - 100.0%		$ 1,225,891,663

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	125	09/17/2021	$26,368,497	$27,434,375	$1,065,878	$—

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,200,965,438	$—	$—	$1,200,965,438

Total	$1,200,965,438	$—	$—	$1,200,965,438

Investment Companies Measured at Net Asset Value (E)				5,645

Total Investments				$1,200,971,083

Other Financial Instruments
Futures Contracts (G)	$1,065,878	$—	$—	$1,065,878

Total Other Financial Instruments	$1,065,878	$—	$—	$1,065,878

Transamerica Funds	Page 1

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2021	Shares as of July 31, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$115,107,712	$30,766,083	$(23,500,000)	$7,973,298	$17,297,924	$147,645,017	5,955,830	$—	$15,766,083
Transamerica Emerging Markets Opportunities	64,428,660	412,412	(9,300,000)	800,851	11,284,841	67,626,764	5,711,720	412,412	—
Transamerica Energy Infrastructure	35,044,161	1,592,630	(7,830,922)	(100,052)	13,656,113	42,361,930	6,598,432	1,592,630	—
Transamerica Event Driven	14,361,571	1,064,142	—	—	(363,539)	15,062,174	1,352,080	471,160	592,982
Transamerica Global Allocation Liquidating Trust	2,478	—	—	—	(420)	2,058	874	—	—
Transamerica International Equity	124,185,973	1,944,051	(13,000,000)	557,490	41,823,811	155,511,325	7,226,363	1,944,051	—
Transamerica International Growth	101,445,426	1,158,308	(11,500,000)	551,769	27,289,168	118,944,671	11,942,236	1,158,308	—
Transamerica International Small Cap Value	19,775,119	256,283	—	—	7,150,731	27,182,133	1,671,718	256,283	—
Transamerica International Stock	19,902,200	314,524	—	—	6,862,200	27,078,924	2,332,379	314,524	—
Transamerica Large Cap Value	130,971,301	55,659,673	(23,000,000)	3,284,425	57,936,576	224,851,975	16,805,080	1,659,673	—
Transamerica Mid Cap Growth	8,257,522	431,234	—	—	1,862,449	10,551,205	709,086	134,058	297,176
Transamerica Mid Cap Value	29,197,387	5,737,562	(3,000,000)	320,724	6,505,031	38,760,704	3,071,371	375,434	5,362,128
Transamerica Mid Cap Value Opportunities	10,064,951	119,646	(5,000,000)	1,532,594	2,756,439	9,473,630	657,891	119,646	—
Transamerica Small Cap Growth	7,484,126	4,709,819	—	—	2,779,360	14,973,305	1,594,601	—	709,819
Transamerica Small Cap Value	7,626,387	3,025,020	—	—	4,118,958	14,770,365	1,173,182	25,020	—
Transamerica Small Company Growth Liquidating Trust	3,587	—	—	—	—	3,587	5,111	—	—
Transamerica Sustainable Equity Income	125,180,812	1,770,987	(91,000,000)	(16,134,776)	50,925,654	70,742,677	7,689,421	1,770,987	—
Transamerica US Growth	171,374,146	17,175,312	(12,500,000)	3,762,155	35,617,026	215,428,639	6,649,032	377,049	16,798,263

Total	$984,413,519	$126,137,686	$(199,630,922)	$2,548,478	$287,502,322	$1,200,971,083	81,146,407	$10,611,235	$39,526,451

Transamerica Funds	Page 2

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At July 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$8,994	$2,058	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	3,587	0.0	(A)

Total			$60,105	$5,645	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4